Note 7 - Short-Term Loans (Details) (One Year Loan [Member])	12 Months Ended
	Dec. 31, 2014 People's Bank of China Benchmark Interest Rate [Member] Minimum [Member]	Dec. 31, 2014 People's Bank of China Benchmark Interest Rate [Member] Maximum [Member]	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Nov. 06, 2014 CNY	Oct. 22, 2014 CNY	Sep. 11, 2014 CNY	Jul. 16, 2014 CNY
Note 7 - Short-Term Loans (Details) [Line Items]
Short-term Bank Loans and Notes Payable			$ 1,723,238	10,692,003	5,000,000	2,692,003	1,500,000	1,500,000
Debt Instrument, Basis Spread on Variable Rate	20.00%	30.00%
Interest Expense, Debt			$ 26,460	164,171
Debt, Weighted Average Interest Rate			7.50%	7.50%